Note 2 - Investments - State-guaranteed Receivables by Contractual Maturity (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Total, amortized cost	$ 11,584,681	$ 7,692,959
State-guaranteed Receivables [Member]
Due in one year or less, amortized cost	1,094,070
Due in one year or less, fair value	1,106,879
Due after one year through five years, amortized cost	4,065,183
Due after one year through five years, fair value	4,418,206
Due after five years through ten years, amortized cost	4,334,493
Due after five years through ten years, fair value	5,210,810
Due after ten years, amortized cost	2,090,935
Due after ten years, fair value	3,202,929
Total, amortized cost	11,584,681
Total, fair value	$ 13,938,824